Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2023
Fair Value Measurements
Summary of recurring measurements for assets and liabilities at fair value

The following details the Company’s recurring measurements for assets and liabilities at fair value (in thousands, unaudited):

	Convertible Notes	Warrant Liabilities	Contingent Consideration	Embedded Forward Purchase Agreement and Make Whole Derivative
	(Level 3)	(Level 1)	(Level 3)	(Level 3)
Predecessor
Balance, December 31, 2022	$131,292	$—	$—	$—
Issuance of convertible notes	14,000	—	—	—
Change in fair value	3,528	—	—	—
Conversion to common shares	(148,820)	—	—	—
Balance, July 21, 2023	—	—	—	—

Successor
Balance, July 22, 2023	—	3,765	144,220	32,677
Additions	—	—	—	—
Change in fair value	—	(1,593)	(69,715)	15,776
Balance, September 30, 2023	$—	$2,172	$74,505	$48,453

Forward Purchase Agreements
Fair Value Measurements
Summary of significant inputs as of the valuation dates

	September 30,	July 21,
	2023	2023
Stock Price	$5.60	$10.84
Expected volatility	67.00%	55.00%
Risk-free interest rate	5.11%	4.82%
Expected life (in years)	1.81	2
Expected dividend yield	—	—